Financial instruments - Carrying amount and fair value (Details) - EUR (€)	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 1,754,052,000	€ 978,109,000	€ 978,109,000	€ 729,240,000	€ 708,882,000
trade accounts receivable and other receivables	3,361,748,000		3,389,326,000
accounts receivable related parties	125,176,000		111,643,000
Derivatives cash flow hedging instruments	1,505,000		561,000
Derivatives not designated as hedging instruments	104,870,000		113,713,000
Equity investments	141,587,000		33,806,000
Debt securities	334,569,000		3,483,000
Other financial assets	187,173,000		209,332,000
Other Current and Non Current Financial Assets	769,704,000		360,895,000
Financial assets	6,010,680,000	€ 4,834,897,000	4,839,973,000
accounts payable	610,775,000		590,493,000
Amounts payable, related party transactions	194,108,000		147,349,000
Current Debt Instruments Issued	1,233,108,000		769,279,000
Noncurrent Debt Instruments Issued	6,136,946,000		6,678,407,000
Derivatives cash flow hedging instruments liabilities	779,000		3,209,000
Derivatives not designated as hedging instruments liabilities	108,932,000		111,953,000
Current variable payments outstanding for acquisitions	199,760,000		205,792,000
Noncontrolling Interest Subject To Put provisions	44,985,000		830,773,000	€ 83,115,000
other current financial liabilities	1,392,964,000		1,446,469,000
other current and noncurrent financial liabilities	2,511,189,267.15991		2,598,196,000
Financial liabilities	10,686,126,267.1599		10,783,724,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Equity investments	15,252,000		16,010,000
Debt securities	91,278,000
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	1,128,085,000		357,964,000
Derivatives cash flow hedging instruments	1,505,000		561,000
Derivatives not designated as hedging instruments	104,870,000		113,713,000
Equity investments	126,335,000		17,796,000
Debt securities	243,291,000		3,483,000
Noncurrent Debt Instruments Issued	6,416,507,000		7,084,986,000
Derivatives cash flow hedging instruments liabilities	779,000		3,209,000
Derivatives not designated as hedging instruments liabilities	108,932,000		111,953,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Current variable payments outstanding for acquisitions	199,760,000		205,792,000
Noncontrolling Interest Subject To Put provisions	808,754,267.159911		830,773,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	1,128,085,000
Derivatives not designated as hedging instruments	104,870,000
Equity investments	111,547,000
Debt securities	91,278,000
Other financial assets	0
Other Current and Non Current Financial Assets	307,695,000
Financial assets	1,435,780,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments			113,713,000
Other Current and Non Current Financial Assets			113,713,000
Financial assets			113,713,000
Financial Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments liabilities	108,932,000		111,953,000
Current variable payments outstanding for acquisitions	199,760,000		205,792,000
other current and noncurrent financial liabilities	308,692,000		317,745,000
Financial liabilities	308,692,000		317,745,000
Financial Assets Availableforsale Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments			16,010,000
Debt securities			3,483,000
Other Current and Non Current Financial Assets			19,493,000
Financial assets			19,493,000
Financial Instruments Not Assigned To Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.			978,109,000
trade accounts receivable and other receivables	78,361,000		58,336,000
Derivatives cash flow hedging instruments	1,505,000		561,000
Equity investments			17,796,000
Other financial assets	78,794,000		78,368,000
Other Current and Non Current Financial Assets	80,299,000		96,725,000
Financial assets	158,660,000		1,133,170,000
Noncurrent Debt Instruments Issued	36,675,000		37,704,000
Derivatives cash flow hedging instruments liabilities	779,000		3,209,000
Noncontrolling Interest Subject To Put provisions	808,754,267.159911		830,773,000
other current and noncurrent financial liabilities	809,533,267.159911		833,982,000
Financial liabilities	846,208,267.159911		871,686,000
Loans And Receivables Category [Member]
Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables			3,330,990,000
accounts receivable related parties			111,643,000
Other financial assets			130,964,000
Other Current and Non Current Financial Assets			130,964,000
Financial assets			3,573,597,000
Financial Assets At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	625,967,000
trade accounts receivable and other receivables	3,283,387,000
accounts receivable related parties	125,176,000
Other financial assets	108,379,000
Other Current and Non Current Financial Assets	108,379,000
Financial assets	4,142,909,000
Financial Liabilities At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
accounts payable	610,775,000		590,493,000
Amounts payable, related party transactions	194,108,000		147,349,000
Current Debt Instruments Issued	1,233,108,000		769,279,000
Noncurrent Debt Instruments Issued	6,100,271,000		6,640,703,000
other current financial liabilities	1,392,964,000		1,446,469,000
other current and noncurrent financial liabilities	1,392,964,000		1,446,469,000
Financial liabilities	9,531,226,000		€ 9,594,293,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments	30,040,000
Debt securities	243,291,000
Other Current and Non Current Financial Assets	273,331,000
Financial assets	€ 273,331,000